Cover	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	MEDICURE INC
Entity Central Index Key	0001133519
Trading Symbol	mph
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	10,251,313
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Address, Country	CA
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Document Accounting Standard	International Financial Reporting Standards
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(g) Security	Common Shares
ICFR Auditor Attestation Flag	false